Fair Value Accounting	9 Months Ended
Sep. 30, 2019
Successor [Member]
Fair Value Accounting

10. FAIR VALUE ACCOUNTING

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, unbilled revenue, accounts payable, loans and borrowings and an embedded derivative. The fair value of the Company’s financial instruments approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature. The fair value of the Company’s long-term borrowings also approximates the carrying amounts as these loans are carrying interest at the market rate.